INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 3) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 25,891	[1]	$ 14,269	[2]
Accumulated other comprehensive income		3,202,969		2,546,259
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		161,923	[3]	239,333	[2]
Investments in joint ventures		$ 438,610		$ 237,449
Compania de financiamiento Tuya S.A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Financing company	[4],[5]	Financing company	[6]
Principal place of business of joint venture		Colombia	[4],[5]	Colombia	[6]
Proportion of ownership interest in joint venture		50.00%	[4],[5]	50.00%	[6]
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 27,623	[1],[4],[5]	$ 20,778	[2],[6]
Accumulated other comprehensive income		0	[4],[5],[7]	0	[6],[8]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	[4],[5],[9]	0	[6],[10]
Investments in joint ventures		$ 431,510	[4],[5]	$ 225,548
Fideicomiso Ruta del Sol - compartimento A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Investment in infrastructure projects		Investment in infrastructure projects	[11]
Principal place of business of joint venture		Colombia		Colombia	[11]
Proportion of ownership interest in joint venture		50.00%		50.00%	[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ (9)	[1]	$ (6,385)	[2],[11]
Accumulated other comprehensive income		13	[7]	13	[8],[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	[9]	0	[10],[11]
Investments in joint ventures		$ 0		$ 0
Servicios de Aceptacion S.A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Network data transmission services	[12]	Network data transmission services
Principal place of business of joint venture		Colombia	[12]	Colombia
Proportion of ownership interest in joint venture		50.00%	[12]	50.00%
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ (110)	[1],[12]	$ 1,663	[2]
Accumulated other comprehensive income		0	[7],[12]	0	[8]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	[9],[12]	0	[10]
Investments in joint ventures		$ 0	[12]	$ 4,688
Puntos Colombia S.A.S [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Administration of the customers loyalty		Administration of the customers loyalty	[13]
Principal place of business of joint venture		Colombia		Colombia	[13]
Proportion of ownership interest in joint venture		50.00%		50.00%	[13]
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ (1,613)	[1]	$ (1,787)	[2],[13]
Accumulated other comprehensive income		0	[7]	0	[8],[13]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	[9]	0	[10],[13]
Investments in joint ventures		$ 5,600		$ 7,213	[13]
PA Servicios Tecnolgicos Arus Bancolombia [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture	[14]	Technology services provider
Principal place of business of joint venture	[14]	Colombia
Proportion of ownership interest in joint venture	[14]	50.00%
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[1],[14]	$ 0
Accumulated other comprehensive income	[7],[14]	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[9],[14]	0
Investments in joint ventures	[14]	$ 1,500

[1]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2018
[2]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2017. See note 24.5 Dividends received, and share of profits of equity method investees
[3]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2018. See note 24.5 Dividends received, and share of profits of equity method investees
[4]	In March 2018, The Bank increases its capital contribution in Compañia de Financiamiento TUYA S.A for COP 5,000
[5]	The revaluation of the consumer loan portfolio in Colombia increased significantly during 2018, and there was an improvement in loan coverage rates due to the economic cycle in the country and the current payment behavior in the consumer segment.As a result, management measured the recoverable amount of Tuya's Cash Generation Unit (CGU). The measurement was estimated by determining the fair value of the asset which implies the professional services of a business valuation specialist; as a result of the valuation the Bank recognized a recovery of the impairment loss of COP 173,339. For more information about the applied valuation technique, see note 29 Fair value of assets and liabilities.
[6]	On December 2017, given the continued impairment of the consumer loans portfolio of the company during 2017, the Bank management performed a valuation, to establish the fair value of the Compañía de Financiamiento TUYA S.A. As a result of the valuation, the fair value of the investment was lower than the book value, for this, the Bank recorded an impairment in the statement of income for COP 173,339. See note 29 Fair value for assets and liabilities.
[7]	Corresponds to the accumulated other comprehensive income as of December 31, 2018.
[8]	Corresponds to the accumulated other comprehensive income as of December 31, 2017.
[9]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2018.
[10]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2017.
[11]	Given the losses of Fideicomiso Ruta del Sol - compartimento A for the year 2017, the aplication of the equity method resulted in a reduction of the total book value of the investment.
[12]	The joint venture of Servicios de Aceptación SAS was derived from the alliance between Bancolombia and First Data for improving the development of the credit card business for individuals, however the strategy was refocused in 2018. Consequently, both parties agreed to advance in the development of this business considering First Data as the Bank’s service provider of processing data and to dissolve the joint venture.
[13]	In June 2017, Banca de Inversión Bancolombia formed a joint venture with Grupo Éxito. The purpose of the company is the developing and administration of customer’s loyalty programs provided by both parties in the agreement.
[14]	In December 2018, Banca de Inversión Bancolombia, a Bank’s subsidiary, entered into an agreement with ARUS whereby both parties have joint control to the net assets of P.A Servicios Tecnológicos Arus- Bancolombia. The purpose of the entity is to provide technology services.